Income taxes - Reconciliation of Income Tax Expense (Recovery) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Earnings (loss) before income tax	$ 13,634	$ (44,433)
Income tax at statutory tax rate of 26.5%	3,613	(11,775)
Difference between Canadian and foreign tax rates	10,814	(11,406)
Change in unrecognized deductible temporary differences	63,483	51,858
Impact of foreign currency on deferred tax balances	6,323	(3,831)
Non-deductible costs	3,298	6,102
Local mining taxes	1,427	1,330
Impact of tax legislation/rate change	5,933	0
Other	21	498
Income tax expense	94,912	32,776
Canada
Statement Line Items [Line Items]
Change in unrecognized deductible temporary differences	33,300	64,000
Income tax expense	3,168	33,721
United States
Statement Line Items [Line Items]
Change in unrecognized deductible temporary differences	19,900	(6,000)
Türkiye
Statement Line Items [Line Items]
Change in unrecognized deductible temporary differences	10,300	(6,100)
Income tax expense	91,744	(1,251)
Oksut Mine
Statement Line Items [Line Items]
Income tax expense	$ 11,500	$ (1,000)